Fair Value Measurements (Details) - Schedule of Input measurment - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 21, 2020
Schedule of Input measurment [Abstract]
Risk-free rate	0.76%	0.36%	0.39%
Remaining term in years	4 years 5 months 19 days	4 years 11 months 23 days	5 years
Expected volatility	87.10%	95.40%	95.70%
Exercise price	$ 11.5	$ 11.5	$ 11.5
Fair value of common stock	$ 8.33	$ 23.73	$ 19.54